Note 7 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance, at beginning of the period	$ 21,983	$ 26,250
Additions	15,481	6,280
Amortization	(9,056)	(8,948)
Write-off and other movements (Note 6)	(726)	(1,599)
Balance, at end of the period	$ 27,682	$ 21,983